GUARANTEE LIABILITIES (Tables)	6 Months Ended
Sep. 30, 2021
Schedule of movement of guarantee liabilities

	March 31,	September 30,
	2021	2021
	RMB	RMB

Guarantee liabilities – stand ready	172	100
Guarantee liabilities – contingent (i)	2,269	466
	2,441	566

(i) Financial guarantees in the scope of ASC 460, Guarantees, are in the scope of CECL impairment model, and a contingent guarantee liability with an allowance for credit losses was recorded at the initial adoption and subsequently measured using CECL model.

Guarantee liabilities - stand ready
Schedule of movement of guarantee liabilities

	Six months ended September 30,
	2020	2021
	RMB	RMB

Beginning balance of the period	207,997	172
Guarantee income (i) (Note 13)	(207,445)	(72)
Ending balance of the period	552	100